Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
The accompanying unaudited interim consolidated financial statements and notes have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and follow disclosure required under Regulation S-X provided by the U.S. Securities and Exchange Commission. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments that are of a recurring nature and necessary for a fair presentation of the results of interim operations.
The significant accounting policies applied to these unaudited interim consolidated financial statements of AQN are consistent with those disclosed in the consolidated financial statements of AQN as at and for the year ended December 31, 2020.

Basis of consolidation	In the opinion of management, the unaudited interim consolidated financial statements include all adjustments that are of a recurring nature and necessary for a fair presentation of the results of interim operations.
Foreign currency translation	Foreign currency translationAQN’s reporting currency is the U.S. dollar. Within these unaudited interim consolidated financial statements, the Company denotes any amounts denominated in Canadian dollars with “C$”, in Chilean pesos with "CLP", in Chilean Unidad de Fomento with "CLF", and in Bermudian dollars with "BMD" immediately prior to the stated amount.
Recently adopted and issued accounting pronouncements	Recently adopted accounting pronouncements
The Financial Accounting Standards Board ("FASB") issued ASU 2020-01, Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 to address the diversity in practice associated with accounting for certain equity securities upon the application or discontinuation of the equity method of accounting and certain scope considerations for forward contracts and purchased options. The adoption of this update did not have an impact on the unaudited interim consolidated financial statements.
The FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes to reduce complexity in the accounting standards generally. The update removed certain exceptions to the general principles of Topic 740, Income Taxes and made certain amendments to improve consistent application of other areas of Topic 740. The adoption of this update did not have an impact on the unaudited interim consolidated financial statements.
2.     Recently issued accounting pronouncements (continued)
(b)Recently issued accounting guidance not yet adopted
The FASB issued ASU 2021-05, Leases (Topic 842): Lessors — Certain Leases with Variable Lease Payments to address concerns relating to day-one losses for sales-type or direct financing leases with variable payments that do not depend on a reference index or rate. The update amends the lease classification requirements for lessors to align them with past practice under Topic 840, Leases. The amendments in this update are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company is currently assessing the impact of this update.
The FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity's Own Equity to address the complexity associated with accounting for certain financial instruments with characteristics of liabilities and equity. The number of accounting models for convertible debt instruments and convertible preferred stock is being reduced and the guidance has been amended for the derivatives scope exception for contracts in an entity's own equity to reduce form-over-substance-based accounting conclusions. The amendments in this update are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company is currently assessing the impact of this update.
The FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions to ease the potential burden in accounting for reference rate reform. The amendments apply to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of the reference rate reform. The amendments in this update are effective for all entities as at March 12, 2020 through December 31, 2022. The FASB issued an update to Topic 848 in ASU 2021-01 to clarify that the scope of Topic 848 includes derivatives affected by the discounting transition. The Company is currently assessing the impact of the reference rate reform and this update.